Property, Plant and Equipment - Detailed Information about Property, Plant and Equipment (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 451,411
Impairment loss		240,593	$ (217,366)
Ending balance		714,480	451,411
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,079,749	1,027,584
Decommissioning and restoration adjustment		12,476	10,055
Additions/transfers	[1]	48,916	42,110
Disposals		(90)
Ending balance		1,141,051	1,079,749
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(628,338)	(355,316)
Depreciation and depletion	[2]	(38,868)	(55,656)
Impairment loss			(217,366)
Disposals		42
Impairment reversal		240,593
Ending balance		(426,571)	(628,338)
Property, plant and equipment [Member] | Kennady North Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		54
Ending balance		122	54
Property, plant and equipment [Member] | Kennady North Project [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		90	90
Decommissioning and restoration adjustment		0	0
Additions/transfers	[1]	122	0
Disposals		(90)
Ending balance		122	90
Property, plant and equipment [Member] | Kennady North Project [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(36)	(23)
Depreciation and depletion	[2]	(6)	(13)
Impairment loss			0
Disposals		42
Ending balance		0	(36)
Property, plant and equipment [Member] | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		274,143
Ending balance		533,217	274,143
Property, plant and equipment [Member] | Gahcho Kue Diamond Mine [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		902,445	856,334
Decommissioning and restoration adjustment		12,228	9,777
Additions/transfers	[1]	45,115	36,334
Ending balance		959,788	902,445
Property, plant and equipment [Member] | Gahcho Kue Diamond Mine [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(628,302)	(355,293)
Depreciation and depletion	[2]	(38,862)	(55,643)
Impairment loss			(217,366)
Impairment reversal		240,593
Ending balance		(426,571)	(628,302)
Assets under construction [Member] | Kennady North Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,564
Ending balance		1,564	1,564
Assets under construction [Member] | Kennady North Project [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,564	1,564
Decommissioning and restoration adjustment		0	0
Additions/transfers	[1]	0	0
Ending balance		1,564	1,564
Assets under construction [Member] | Kennady North Project [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0	0
Depreciation and depletion	[2]
Impairment loss			0
Ending balance		0	0
Assets under construction [Member] | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		6,506
Ending balance		10,185	6,506
Assets under construction [Member] | Gahcho Kue Diamond Mine [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		6,506	730
Decommissioning and restoration adjustment		0	0
Additions/transfers	[1]	3,679	5,776
Ending balance		10,185	6,506
Assets under construction [Member] | Gahcho Kue Diamond Mine [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0	0
Depreciation and depletion	[2]
Impairment loss			0
Ending balance		0	0
Mining assets [member] | Kennady North Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		169,144
Ending balance		169,392	169,144
Mining assets [member] | Kennady North Project [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		169,144	168,866
Decommissioning and restoration adjustment		248	278
Additions/transfers	[1]	0	0
Ending balance		169,392	169,144
Mining assets [member] | Kennady North Project [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0	0
Depreciation and depletion	[2]
Impairment loss			0
Ending balance		$ 0	$ 0

[1]	Included in additions of property, plant and equipment for GK is $34,319 (2020 - $28,939) related to deferred stripping of which $1,431 relates to the depreciation of earthmoving equipment (2020 - $1,781).
[2]	Included in depreciation and depletion is $134 of depreciation on the right-of-use assets capitalized under IFRS 16 (2020 - $797).